Derivatives - Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Fair value hedges | Interest rate forward and swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		10,112,789	13,530,243
Carrying value of assets	[1]	₩ 65,787	₩ 77,757
Carrying value of liabilities	[1]	614,219	895,005
Changes in fair value in the period		₩ 246,594	₩ (740,190)
Fair value hedges | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		308,117	113,126
Carrying value of assets	[1]	₩ 2,949	₩ 4,038
Carrying value of liabilities	[1]	791	635
Changes in fair value in the period		₩ (327)	₩ 1,780
Cash flow hedges | Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		4,448,030	4,677,553
Carrying value of assets	[1]	₩ 111,024	₩ 158,297
Carrying value of liabilities	[1]	99,093	75,070
Changes in fair value in the period		₩ (21,649)	₩ 117,401
Cash flow hedges | Interest rate forward and swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		2,356,791	2,945,282
Carrying value of assets	[1]	₩ 53,830	₩ 39,107
Carrying value of liabilities	[1]	90,676	173,995
Changes in fair value in the period		₩ 99,442	₩ (126,075)
Cash flow hedges | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		1,150,734	883,003
Carrying value of assets	[1]	₩ 12,593	₩ 15,708
Carrying value of liabilities	[1]	30,925	35,976
Changes in fair value in the period		₩ 2,170	₩ (3,136)
Hedge of Net Investment | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		683,382	253,460
Carrying value of assets	[1]	₩ 6,038	₩ 3,397
Carrying value of liabilities	[1]	2,776	1,146
Changes in fair value in the period		₩ 4,537	₩ (773)
Hedge of Net Investment | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		1,466,795	1,287,039
Carrying value of assets	[1]	₩ 0
Carrying value of liabilities	[1]	1,462,329	₩ 1,282,361
Changes in fair value in the period		₩ (4,767)	₩ (29,116)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets / liabilities, etc.